PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2019	2020
	RMB	RMB
Funds receivable from third party mobile and online payment platforms	39,080	51,370
Advance to suppliers mainly for cloud computing service	24,045	32,120
VAT receivable	6,334	32,031
Interest receivable	10,761	27,168
Prepaid interest expense	—	10,082
Deposits mainly for lease of premises	9,046	3,676
Other receivables	11,088	19,145
Prepayments and other current assets	100,354	175,592